Trade Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2023
Trade Accounts Payable [Abstract]
Schedule of Accounts Payable by Major Type of Supplier	Accounts payable by major type of supplier is as follow:
	December 31, 2023	December 31, 2022
Domestic:
Commodities	1,761,470	1,833,012
Materials and services	3,123,140	3,881,686
Finished products	38,061	13,773
Present value adjustment	(19,642)	(15,078)
	4,903,029	5,713,393

Foreign:
Commodities	31,354	36,602
Materials and services	320,691	192,280
Finished products	1,979	864
	354,024	229,746
Total trade accounts payable	5,257,053	5,943,139

Supply chain finance(1)
Domestic	940,344	574,280
Foreign	7,722	14,312
Total supply chain finance	948,066	588,592
Total	6,205,119	6,531,731

(1)      The Group and its indirect subsidiary Seara Alimentos and JBS USA carry out transactions with financial institutions that allow the suppliers to anticipate their receivables in the domestic market. These transactions do not extend payment terms beyond the normal terms with other suppliers. In addition, this operation did not bring any other cost to the Group and all financial costs of the operation are the responsibility of the suppliers.